UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds

(Exact name of registrant as specified in charter)
277 Park Avenue
New York, NY 10172

(Address of principal executive office) (Zip code)
Robert Discolo
AIG Strategic Hedge Fund of Funds
277 Park Avenue
New York, NY 10172

(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 857-8667
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
AIG STRATEGIC HEDGE FUND OF FUNDS
Schedule of Investments
December 31, 2008
(Unaudited)

			Percentage of
		Fair	Fund’s Net
Portfolio Fund	Cost	Value	Assets	Liquidity
Equity Long/Short^
Cantillon World, Ltd. (Class A, Series A1)	$1,568,181	$1,818,881	2.89%	Monthly
Glenview Capital Partners (Cayman), Ltd.	2,440,442	2,227,458	3.54%	Quarterly
Hunter Global Investors Offshore Fund, Ltd. (Class A, Series 1)	3,000,000	4,328,493	6.88%	Quarterly
SLS Offshore Fund, Ltd. (Tranche A)	2,250,000	1,559,793	2.48%	Quarterly
TCS Capital International, Ltd.	2,000,000	1,646,683	2.62%	Quarterly
The Tantallon (Non-U.S. Feeder) Fund (Series A)	2,474,415	1,765,487	2.80%	Monthly*
Wellington North River, L.P. (Class A, Series 1)	2,500,000	3,125,105	4.97%	Quarterly

	16,233,038	16,471,900	26.18%

Event Driven^
Avenue International, Ltd. (Class A, Series A0797)	2,500,000	2,522,017	4.01%	Quarterly
Bennelong Asia Pacific Multi Strategy Equity Fund (Class D)	1,000,000	1,133,535	1.80%	Monthly
Castlerigg International, Ltd. (Class A, Series 1)	2,869,288	3,036,168	4.82%	Quarterly
Oz Asia Overseas Fund, Ltd.	1,000,000	897,518	1.42%	Annually
Oz Europe Overseas Fund II, Ltd.	3,500,000	4,112,932	6.54%	Quarterly
The Canyon Value Realization Fund (Cayman), Ltd. (Class A)	2,500,000	2,496,053	3.97%	Quarterly
York Investment, Ltd. (Class A, Series 1)	3,009,556	3,504,028	5.57%	Quarterly

	16,378,844	17,702,251	28.13%

Global Macro^
Blenheim Commodity Fund, Ltd. (Class B-1)	1,000,000	874,390	1.39%	Monthly
Boronia Diversified Fund, Ltd.	1,300,000	1,441,159	2.29%	Monthly
Brevan Howard Fund, Ltd. (Class B US)	2,000,000	2,979,783	4.74%	Monthly
Episode, Inc. (Class A)	500,000	402,429	0.64%	Monthly
Episode, Inc. (Class E)	1,500,000	1,022,580	1.62%	Quarterly**
The Dorset Energy Fund, Ltd. (Series A)	1,250,000	1,088,402	1.73%	Monthly

	7,550,000	7,808,743	12.41%

Relative Value^
FrontPoint Offshore Utility and Energy Fund, L.P.	1,750,000	1,726,355	2.74%	Quarterly
HBK Offshore Fund, Ltd. (Class C)	3,000,000	3,065,739	4.87%	Quarterly
Ionic Capital International, Ltd. (Class B, Series 3)	1,500,000	1,704,317	2.71%	Quarterly*
Ionic Capital International, Ltd. (Class B, Series 4)	1,000,000	1,122,874	1.79%	Quarterly*
MKP Offshore Partners, Ltd.	504,613	684,074	1.09%	Quarterly
MKP Opportunity Offshore, Ltd.	488,533	831,758	1.32%	Quarterly
Polygon Global Opportunities Fund (Class C)	3,000,000	2,446,375	3.89%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 1)	2,000,000	2,719,571	4.32%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 31)	1,000,000	916,132	1.46%	Quarterly*

	14,243,146	15,217,195	24.19%

Investment Company
Dreyfus Cash Management Fund	9,286,083	9,286,083	14.76%

Total	$63,691,111	$66,486,172	105.67%

Liabilities In Excess Of Other Assets		(3,569,677)	(5.67)%

Net Assets		$62,916,495	100.00%

^
Portfolio Fund investments are reported at fair value and are considered to be illiquid. Investments can only be redeemed according to the liquidity provision shown above. Additionally, investments may contain lock-up provision periods of up to 4 years. See note 5 in the accompanying notes.

*	Initial lock-up is applicable.

**	Early redemption penalty.
The accompanying notes are an integral part of this schedule of investments.

AIG STRATEGIC HEDGE FUND OF FUNDS
Notes to Schedule of Investments
December 31, 2008
(Unaudited)
1. Organization
     AIG Strategic Hedge Fund of Funds (the “Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis. The Fund commenced repurchases in September 2005.
     The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) that utilize a broad range of alternative investment strategies (such as global macro strategies, event driven strategies, long/short equity strategies, and relative value strategies). The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.
2. Valuation of the Fund and its Investments
     The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including investment management and administrative fees, cost of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.
     The Board of Trustees (the “Board”) has approved fair valuation policies and procedures pursuant to which the Fund values its investments in Portfolio Funds, which are generally illiquid investments, at their fair value. In accordance with these Board approved fair valuation policies and procedures, fair values for such investments are determined as of the end of any day on which the Fund’s NAV is calculated. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.
     The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operative documents and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of Portfolio Fund valuations, the values determined in accordance with the Fund’s fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed. It is important to note that such differences could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.
     Investments in Portfolio Funds with a value of $57,200,089, which is approximately 90.91% of the Fund’s net assets at December 31, 2008, have been fair valued and are illiquid and restricted as to resale or transfer.

AIG STRATEGIC HEDGE FUND OF FUNDS
Notes to Schedule of Investments — (Continued)
December 31, 2008
(Unaudited)
3. Fair Value Measurements
     Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.
     One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including Fund management’s own assumptions in determining the fair value of investments).
     The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
     The following is a summary categorization of the Fund’s Portfolio Funds based on the level of inputs utilized in determining the value of such investments as of December 31, 2008:

	LEVEL 1	LEVEL 2	LEVEL 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Portfolio Funds	$—	$9,286,083	$57,200,089

Total	$—	$9,286,083	$57,200,089

     For each Level 3 investment, some or all of the following were used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

AIG STRATEGIC HEDGE FUND OF FUNDS
Notes to Schedule of Investments — (Continued)
December 31, 2008
(Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
in Portfolio Funds
Balance as of 9/30/08	$68,393,121
Accrued Accretion / (Amortization)	—
Net Realized Gain	438,696
Change in Unrealized Appreciation/Depreciation	(7,210,630)
Net Purchase / (Sales)	(4,421,098)

Balance as of 12/31/08	$57,200,089

     The change in unrealized appreciation/ depreciation from Level 3 investments held at December 31, 2008 is $5,786,856.
4. Recently Issued Accounting Pronouncements
     In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.
5. Investments
     As of December 31, 2008, the Fund had investments in 30 Portfolio Funds, none of which were related parties.
     The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 3% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.
     In general, most of the Portfolio Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Portfolio Funds that do provide for periodic redemptions may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.
6. Securities Transactions
     At December 31, 2008, the estimated cost of investments for federal income tax purposes was $71,380,934, resulting in accumulated net unrealized depreciation of $4,894,762, consisting of gross unrealized appreciation and gross unrealized depreciation on investments of $838,430 and $5,733,192, respectively.

AIG STRATEGIC HEDGE FUND OF FUNDS
Notes to Schedule of Investments — (Continued)
December 31, 2008
(Unaudited)
7. Financial Instruments with Off-Balance Sheet Risk
     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities (with the exception of the temporary Securities and Exchange Commission restriction on short sales of certain securities), writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.
     The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Fund invests in a limited number of Portfolio Funds. There is always some possibility that the Financial Instruments in which the Portfolio Fund invests cannot be liquidated in time to meet redemption or margin calls without affecting the remaining investors. Liquidity risk may occur when Portfolio Managers mismatch assets and liabilities. Such concentration may result in additional risk.
     The Fund’s investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.
8. Concentrations and Indemnifications
     The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.
     As of December 31, 2008, there was one shareholder that was holding 76.26% of the Fund’s net assets.
9. Federal Tax Information
     As of October 31, 2008, the Fund had no distributable earnings.
     As of October 31, 2008, for Federal income tax purposes, the Fund had capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations of $695,337, which expire in 2013, $274,297, which expire in 2014, $38,801, which expire in 2015 and $194,841 which expire in 2016.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIG Strategic Hedge Fund of Funds

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo,
President and Principal Executive Officer
Date February 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo,
President and Principal Executive Officer
Date February 23, 2009

By (Signature and Title)	/s/ Joseph Heitmann

Joseph Heitmann,
Treasurer and Principal Financial Officer
Date February 23, 2009